Financial Instruments - Timing of Expected Cash Outflows Relating to Financial Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	$ 56,747	$ 56,275
Liquidity Risk Management
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	56,747
Financial guarantee liability	147
Loyalty liability	270
Balance, end of year	57,164
Liquidity Risk Management | Less Than One Year
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	56,747
Financial guarantee liability	0
Loyalty liability	0
Balance, end of year	56,747
Liquidity Risk Management | One to Three Years
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Financial guarantee liability	147
Loyalty liability	270
Balance, end of year	417
Liquidity Risk Management | Three to Five Years
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Financial guarantee liability	0
Loyalty liability	0
Balance, end of year	0
Liquidity Risk Management | Thereafter
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Financial guarantee liability	0
Loyalty liability	0
Balance, end of year	$ 0